UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche CROCI Sector Opportunities Fund
	Shares	Value ($)
Common Stocks 91.6%
Denmark 3.1%
A P Moller-Maersk AS "B" (Cost $1,662,946)	691	1,731,925
France 3.2%
Sanofi (Cost $1,754,488)	16,552	1,815,834
Germany 3.0%
Merck KGaA (Cost $1,698,117)	19,652	1,710,523
Japan 27.5%
Astellas Pharma, Inc.	124,257	1,791,532
Central Japan Railway Co.	11,111	1,558,996
Daiichi Sankyo Co., Ltd.	91,761	1,622,778
JGC Corp.	56,821	1,645,954
Komatsu Ltd.	74,121	1,679,439
Kubota Corp.	126,006	1,800,569
Marubeni Corp.	234,735	1,695,778
Otsuka Holdings Co., Ltd.	53,151	1,934,134
Sumitomo Electric Industries Ltd.	115,881	1,699,009

(Cost $15,222,532)		15,428,189
Luxembourg 3.0%
Tenaris SA (Cost $1,681,147)	75,320	1,664,933
Norway 2.8%
Statoil ASA (Cost $1,638,982)	55,678	1,564,579
Switzerland 2.7%
Transocean Ltd. (a) (Cost $1,615,666)	39,320	1,519,718
United Kingdom 8.7%
BAE Systems PLC	237,675	1,757,051
Noble Corp. PLC (a)	51,430	1,463,698
Rolls-Royce Holdings PLC*	96,509	1,638,731

(Cost $4,856,164)		4,859,480
United States 37.6%
Amgen, Inc.	14,558	2,029,094
Cardinal Health, Inc.	23,957	1,765,631
Chevron Corp.	13,074	1,692,429
ConocoPhillips	19,902	1,616,441
Eli Lilly & Co.	27,050	1,719,298
Fluor Corp.	21,982	1,624,250
Marathon Petroleum Corp.	21,822	1,986,020
Medtronic, Inc.	27,170	1,734,805
National Oilwell Varco, Inc.	19,919	1,721,599
Occidental Petroleum Corp.	16,840	1,746,813
Pfizer, Inc.	55,601	1,634,114
Valero Energy Corp.	34,674	1,877,250

(Cost $20,534,505)		21,147,744

Total Common Stocks (Cost $50,664,547)		51,442,925
Cash Equivalents 13.1%
Central Cash Management Fund, 0.05% (b) (Cost $7,366,991)	7,366,991	7,366,991

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,031,538) †	104.7	58,809,916
Other Assets and Liabilities, Net	(4.7)	(2,623,241)

Net Assets	100.0	56,186,675

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $58,031,538.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $778,378.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,272,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $493,776.

(a)	Listed on the New York Stock Exchange.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At August 31, 2014 the Deutsche CROCI Sector Opportunities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	17,757,743	34.5%
Energy	16,853,480	32.8%
Industrials	15,132,693	29.4%
Consumer Discretionary	1,699,009	3.3%
Total	51,442,925	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)
Denmark	$—	$1,731,925	$—	$1,731,925
France	—	1,815,834	—	1,815,834
Germany	—	1,710,523	—	1,710,523
Japan	—	15,428,189	—	15,428,189
Luxembourg	—	1,664,933	—	1,664,933
Norway	—	1,564,579	—	1,564,579
Switzerland	1,519,718	—	—	1,519,718
United Kingdom	1,463,698	3,395,782	—	4,859,480
United States	21,147,744	—	—	21,147,744
Short-Term Investments	7,366,991	—	—	7,366,991

Total	$31,498,151	$27,311,765	$—	$58,809,916

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Sector Opportunities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014